Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Vessel Operating Expenses Abstract
Vessel Operating Expenses

17. Vessel Operating Expenses

Vessel operating expenses, comprise the following:

	2009	2010	2011
Crew wages and related costs	$8,822,637	$8,987,311	$8,604,570
Insurance	3,362,229	3,304,267	2,484,196
Repairs and maintenance	1,098,096	1,026,780	841,574
Spares and consumable stores	5,252,384	5,735,741	5,505,221
Miscellaneous expenses	1,499,318	920,707	582,455
Total	$20,034,664	$19,974,806	$18,018,016